FINANCE RECEIVABLES, NET (Tables)	12 Months Ended
Mar. 31, 2025
FINANCE RECEIVABLES, NET
Schedule of finance receivables

	March 31,	March 31,
	2025	2024
Gross receivables	$137,617	$216,648
Unearned income	(6,717)	(13,083)
Subtotal	130,900	203,565
Provision for credit loss	(13,247)	(6,040)
Finance receivables, net	117,653	197,525
Less: finance receivables, net – current	(70,801)	(100,564)
Finance receivables, net – non-current	$46,852	$96,961

Schedule of future minimum lease receivables

As of March 31,2025, future minimum lease receivables under non-cancelable sales-type lease agreement are as follows:

Lease
Receivable
2026	$76,484
2027	36,986
2028	23,514
2029	633
Total	$137,617